                               PARTNERS PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                                                                    NMATR8110699

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 1999
--------------------------------------------------------------------------------
          Partners Portfolio
   MICHAEL KASSEN, BOB GENDELMAN & S. BASU MULLICK, PORTFOLIO CO-MANAGERS
   The portfolio provided a 13.27% return* during the first six months of 1999, outperforming its benchmark, the S&P 500 Index, which provided a 12.36% return. In addition, the portfolio also outperformed the Russell 1000 Value Index, which provided a 12.87% return. The portfolio co-managers attribute the portfolio's performance to their disciplined, value-oriented, bottom-up stock selection strategy.
   The portfolio benefited early in the reporting period from its holdings in the communication services and technology sectors. For example, cable television operator MediaOne (1.2% of assets as of June 30, 1999) was targeted for acquisition, driving its share price higher. MediaOne is a good example of a stock that was bought inexpensively and appreciated as the company recovered from previous, temporary problems. This is the result of the portfolio managers' focus on two themes: buying not just stocks, but ownership in real businesses and buying high-quality businesses at attractive prices.
   Later in the six-month reporting period, it became apparent that economies in the U.S., Japan, Asia and Latin America were stronger than many analysts expected. As a result, domestic interest rates began to rise amid investors' concerns that inflation pressures might re-emerge. Because higher interest rates have the potential to erode earnings, many highly valued growth companies lost value. Instead, equity investors turned their attention to attractively valued companies that had been out-of-favor, including many of the value-oriented and economically sensitive companies in which the portfolio invests.
   Kassen, Gendelman and Mullick's bottom-up stock picking strategy led them to a variety of stocks they believed were undervalued in areas such as the technology, basic materials, consumer cyclicals and capital goods sectors. For example, since the portfolio managers acquired telecommunications company, Nortel Networks Corp. (2.0%) last fall after its stock price had declined amid concerns over its exposure to Asian markets, the company has reported stronger-than-expected sales and earnings. Similarly, industrial gas manufacturer Praxair (1.3%), which has a substantial presence in Brazil, saw its stock price rebound sharply in the second quarter as Latin American economies recovered from last year's global financial crisis.
   Looking forward, the portfolio co-managers have been encouraged by the broadening of the mid- to large-cap sectors of the stock market during the second quarter, which stands in stark contrast to the remarkably narrow markets of previous quarters. Because Kassen, Gendelman and Mullick have continued to seek fundamentally strong companies that have good earnings and are selling at attractive valuations, they remain optimistic about the portfolio's value-based investment strategy.

*11.39%, 23.68%, and 20.51% were the average annual total returns for the 1-, 5-, and since inception periods ended June 30, 1999. Results are shown on a total return basis and include reinvestment of all dividends and capital gains distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect separate account and insurance policy fees and expenses.

 The S&P 500 Index is an unmanaged index generally considered representative of stock market activity. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000 Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

 Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described indices.

 The composition, industries and holdings of the Portfolio are subject to change.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

 Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $1,102,359,745
      Receivable for Trust shares sold                     573,590
                                                    --------------
                                                     1,102,933,335
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                    782,384
      Payable to administrator (Note B)                    267,555
      Accrued expenses                                     200,522
                                                    --------------
                                                         1,250,461
                                                    --------------
NET ASSETS at value                                 $1,101,682,874
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       53,170
      Paid-in capital in excess of par value           782,572,631
      Accumulated undistributed net investment
       income                                            4,003,872
      Accumulated net realized gains on investment     133,885,298
      Net unrealized appreciation in value of
       investment                                      181,167,903
                                                    --------------
NET ASSETS at value                                 $1,101,682,874
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      53,170,410
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $20.72
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 10,047,131
                                                    ------------
    Expenses:
      Administration fee (Note B)                      2,071,084
      Shareholder reports                                106,266
      Legal fees                                          39,664
      Trustees' fees and expenses                         33,108
      Auditing fees                                       10,011
      Custodian fees                                       4,959
      Amortization of deferred organization and
       initial offering expenses (Note A)                    624
      Registration and filing fees                           143
      Miscellaneous                                        4,966
      Expenses from Series (Notes A & B)               3,679,254
                                                    ------------
        Total expenses                                 5,950,079
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (681)
                                                    ------------
        Total net expenses                             5,949,398
                                                    ------------
        Net investment income                          4,097,733
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities       140,566,202
    Change in net unrealized appreciation of
     investment securities                            30,173,889
                                                    ------------
        Net gain on investments from Series (Note
        A)                                           170,740,091
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $174,837,824
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   4,097,733   $  18,227,555
    Net realized gain on investments
      from Series (Note A)                  140,566,202      27,913,853
    Change in net unrealized
      appreciation of investments from
      Series (Note A)                        30,173,889       4,713,050
                                          -----------------------------
    Net increase in net assets resulting
      from operations                       174,837,824      50,854,458
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (18,318,731)     (6,673,458)
    Net realized gain on investments        (31,858,662)   (210,213,946)
                                          -----------------------------
    Total distributions to shareholders     (50,177,393)   (216,887,404)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               123,292,190     644,476,585
    Proceeds from reinvestment of
      dividends and distributions            50,177,393     216,887,404
    Payments for shares redeemed           (826,916,107)   (697,697,436)
                                          -----------------------------
    Net increase (decrease) from Trust
      share transactions                   (653,446,524)    163,666,553
                                          -----------------------------
NET DECREASE IN NET ASSETS                 (528,786,093)     (2,366,393)
NET ASSETS:
    Beginning of period                   1,630,468,967   1,632,835,360
                                          -----------------------------
    End of period                         $1,101,682,874  $1,630,468,967
                                          -----------------------------
    Accumulated undistributed net
      investment income at end of period  $   4,003,872   $  18,224,870
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                      6,270,408      33,150,734
    Issued on reinvestment of dividends
      and distributions                       2,778,371      11,179,764
    Redeemed                                (42,008,453)    (37,463,695)
                                          -----------------------------
    Net increase (decrease) in shares
      outstanding                           (32,959,674)      6,866,803
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Partners Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Partners Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Partners Investments ("the Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization were amortized on a straight-line basis over a five-year period. These expenses were fully amortized as of June 30, 1999.

Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Partners Portfolio

6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1999, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $137 and $544.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1999, additions and reductions in the Fund's investment in its Series amounted to $56,939,349 and $769,715,336, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                                                                        Period
                                                                                                                         from
                                                                                                                         March
                                               Six                                                                        22,
                                             Months                                                                     1994(3)
                                              Ended                                                                       to
                                            June 30,                                                                    December
                                              1999                         Year Ended December 31,                      31,
                                            (UNAUDITED)(2)  1998(2)      1997(2)        1996(2)          1995(2)         1994
                                            -----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  18.93      $   20.60     $   16.48           $13.23           $ 9.77     $10.00
                                            -----------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .06            .20           .12              .10              .11        .03
    Net Gains or Losses on Securities
 (both realized and unrealized)                 2.36            .73          4.82             3.69             3.43       (.26)
                                            -----------------------------------------------------------------------------------
      Total From Investment Operations          2.42            .93          4.94             3.79             3.54       (.23)
                                            -----------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                        (.23)          (.08)         (.05)            (.04)            (.01)        --
    Distributions (from net capital
 gains)                                         (.40)         (2.52)         (.77)            (.50)            (.07)        --
                                            -----------------------------------------------------------------------------------
      Total Distributions                       (.63)         (2.60)         (.82)            (.54)            (.08)        --
                                            -----------------------------------------------------------------------------------
Net Asset Value, End of Period              $  20.72      $   18.93     $   20.60           $16.48           $13.23     $ 9.77
                                            -----------------------------------------------------------------------------------
Total Return(4)                               +13.27%(5)      +4.21%       +31.25%          +29.57%          +36.47%     -2.30%(5)
                                            -----------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
 millions)                                  $1,101.7      $ 1,630.5     $ 1,632.8           $705.4           $207.5     $  9.4
                                            -----------------------------------------------------------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(6)                                   .86%(7)        .84%          .86%             .95%            1.09%        --
                                            -----------------------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
 Assets                                          .86%(7)        .84%          .86%             .95%            1.09%      1.75%(7)
                                            -----------------------------------------------------------------------------------
    Ratio of Net Investment Income to
 Average Net Assets                              .59%(7)       1.04%          .60%             .60%             .97%       .45%(7)
                                            -----------------------------------------------------------------------------------
    Portfolio Turnover Rate(8)                    --             --            --               --               76%        90%
                                            -----------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Partners Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
5) Not annualized.
6) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7) Annualized.
8) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Partners Investments, which appear elsewhere in this report.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          AMT Partners Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  -------------
            COMMON STOCKS (96.4%)
AEROSPACE (1.1%)
   180,000  Raytheon Co. Class A            $  12,397,500
                                            -------------
AIRLINES (1.9%)
   120,000  AMR Corp.                           8,190,000
   350,000  Continental Airlines Class B       13,168,750
                                            -------------
                                               21,358,750
                                            -------------
AUTOMOBILE MANUFACTURING (1.8%)
   300,300  General Motors                     19,819,800
                                            -------------
AUTO/TRUCK REPLACEMENT PARTS (2.3%)
   355,100  AutoZone, Inc.                     10,697,387
   296,600  Lear Corp.                         14,755,850
                                            -------------
                                               25,453,237
                                            -------------
BANKING & FINANCIAL (12.1%)
   330,000  Bank of America                    24,193,125
   590,000  Bank One                           35,141,875
   355,000  Chase Manhattan                    30,751,875
   500,000  Countrywide Credit Industries      21,375,000
   380,000  Household International            18,002,500
   225,000  IndyMac Mortgage Holdings           3,600,000
                                            -------------
                                              133,064,375
                                            -------------
CHEMICALS (1.7%)
   183,000  duPont                             12,501,187
   290,000  Lyondell Chemical                   5,981,250
                                            -------------
                                               18,482,437
                                            -------------
COMMUNICATIONS (5.7%)
   290,000  Bell Atlantic                      18,958,750
   195,000  GTE Corp.                          14,771,250
   340,000  MCI WorldCom                       29,261,250
                                            -------------
                                               62,991,250
                                            -------------
DIVERSIFIED (0.6%)
   180,000  Monsanto Co.                        7,098,750
                                            -------------
ELECTRICAL & ELECTRONICS (2.2%)
   425,000  General Motors Class H             23,906,250
                                            -------------

  Number                                       Market
of Shares                                     Value(1)
----------                                  -------------
ELECTRONICS (2.2%)
   577,800  Loral Space & Communications    $  10,400,400
   195,000  Teradyne, Inc.                     13,991,250
                                            -------------
                                               24,391,650
                                            -------------
ENERGY (2.3%)
   413,200  McDermott International            11,672,900
   330,000  Texas Utilities                    13,612,500
                                            -------------
                                               25,285,400
                                            -------------
ENTERTAINMENT (0.8%)
   550,000  Mirage Resorts                      9,212,500
                                            -------------
FINANCIAL SERVICES (2.5%)
    26,700  Goldman Sachs                       1,929,075
   565,000  SLM Holding                        25,884,062
                                            -------------
                                               27,813,137
                                            -------------
FOOD & TOBACCO (3.0%)
   275,000  Anheuser-Busch                     19,507,812
   320,000  Nabisco Holdings                   13,840,000
                                            -------------
                                               33,347,812
                                            -------------
FOOD PRODUCTS (2.5%)
   520,000  ConAgra, Inc.                      13,845,000
   330,000  Diageo PLC ADR                     14,190,000
                                            -------------
                                               28,035,000
                                            -------------
GAS (1.3%)
   284,600  Praxair, Inc.                      13,927,612
                                            -------------
HEALTH CARE (9.7%)
   321,100  ALZA Corp.                         16,335,963
   375,000  American Home Products             21,562,500
   300,000  Baxter International               18,187,500
   579,400  Becton, Dickinson & Co.            17,382,000
   278,400  Centocor, Inc.                     12,980,400
    18,800  PacifiCare Health Systems           1,352,425
   684,600  Tenet Healthcare                   12,707,888
    69,200  Wellpoint Health Networks           5,873,350
                                            -------------
                                              106,382,026
                                            -------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Partners Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  -------------
INDUSTRIAL GOODS & SERVICES (3.0%)
   181,600  Fort James                      $   6,878,100
   243,000  Gulfstream Aerospace               16,417,688
   296,300  Owens-Illinois                      9,685,306
                                            -------------
                                               32,981,094
                                            -------------
INSURANCE (6.2%)
   544,800  Ace, Ltd.                          15,390,600
   277,700  Allstate Corp.                      9,962,488
   359,500  CIGNA Corp.                        31,995,500
   202,096  XL Capital                         11,418,424
                                            -------------
                                               68,767,012
                                            -------------
OIL & GAS (4.2%)
    80,000  Chevron Corp.                       7,615,000
   220,000  Texaco Inc.                        13,750,000
   560,000  Tosco Corp.                        14,525,000
   316,500  USX-Marathon Group                 10,306,031
                                            -------------
                                               46,196,031
                                            -------------
RAILROADS (1.3%)
   465,000  Burlington Northern Santa Fe       14,415,000
                                            -------------
REAL ESTATE (0.4%)
   389,000  Host Marriott                       4,619,375
                                            -------------
RETAILING (4.5%)
   109,600  Consolidated Stores                 2,959,200
   284,300  Harcourt General                   14,659,219
   300,000  Office Depot                        6,618,750
 1,025,800  Rite Aid                           25,260,325
                                            -------------
                                               49,497,494
                                            -------------
STEEL (0.7%)
   320,000  AK Steel Holding                    7,200,000
                                            -------------
TECHNOLOGY (12.9%)
   410,000  Cadence Design Systems              5,227,500
   510,000  Computer Associates                28,050,000
   187,600  Hewlett-Packard                    18,853,800
   218,000  IBM                                28,176,500
   816,000  Parametric Technology              11,322,000
  Number                                       Market
of Shares                                     Value(1)
----------                                  -------------
   450,000  Quantum Corp.                   $  10,856,250
   109,200  Texas Instruments                  15,834,000
   400,000  Xerox Corp.                        23,625,000
                                            -------------
                                              141,945,050
                                            -------------
TELECOMMUNICATIONS (4.3%)
   312,200  AT&T Corp.- Liberty Media
            Group Class A                      11,473,350
   179,600  MediaOne Group                     13,357,750
   260,000  Nortel Networks                    22,571,250
                                            -------------
                                               47,402,350
                                            -------------
UTILITIES (3.0%)
   495,000  The Williams Cos.                  21,068,438
   300,000  Unicom Corp.                       11,568,750
                                            -------------
                                               32,637,188
                                            -------------
WASTE MANAGEMENT (2.2%)
   913,400  Allied Waste Industries            18,039,650
   120,000  Waste Management                    6,450,000
                                            -------------
                                               24,489,650
                                            -------------
            TOTAL COMMON STOCKS
            (COST $885,977,538)             1,063,117,730
                                            -------------
            PREFERRED STOCKS (2.3%)
   785,900  News Corp. ADR
            (COST $20,777,258)                 24,804,969
                                            -------------
Principal
  Amount
----------
            REPURCHASE AGREEMENTS (0.6%)
$6,090,000  State Street Bank and Trust
            Co. Repurchase Agreement,
            4.70%, due 7/1/99, dated
            6/30/99, Maturity Value
            $6,090,795, Collateralized by
            $5,800,000 U.S. Treasury
            Bonds, 6.75%, due 8/15/26
            (Collateral Value $6,274,063)
            (COST $6,090,000)                   6,090,000(2)
                                            -------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Partners Investments

Principal                                      Market
  Amount                                      Value(1)
----------                                  -------------
            SHORT-TERM INVESTMENTS (1.7%)
$18,888,907 N&B Securities Lending Quality
            Fund, LLC
            (COST $18,888,907)              $  18,888,907(2)
                                            -------------
            TOTAL INVESTMENTS (101.0%)
            (COST $931,733,703)             1,112,901,606(3)
            Liabilities, less cash,
            receivables and other assets
            [(1.0%)]                          (10,541,862)
                                            -------------
            TOTAL NET ASSETS (100.0%)       $1,102,359,744
                                            -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Partners Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) At June 30, 1999, the cost of investments for U.S. Federal income tax purposes was $933,458,051. Gross unrealized appreciation of investments was $202,565,646 and gross unrealized depreciation of investments was $23,122,091, resulting in net unrealized appreciation of $179,443,555, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $1,112,901,606
      Cash                                                   2,563
      Receivable for securities sold                    28,582,896
      Dividends and interest receivable                  3,618,377
      Prepaid expenses and other assets                     31,768
      Deferred organization costs (Note A)                   4,398
                                                    --------------
                                                     1,145,141,608
                                                    --------------
LIABILITIES
      Payable for securities purchased                  21,316,020
      Payable for collateral on securities loaned
       (Note A)                                         18,888,907
      Accrued expenses and other payables                2,124,130
      Payable to investment manager (Note B)               452,807
                                                    --------------
                                                        42,781,864
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $1,102,359,744
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  921,191,841
      Net unrealized appreciation in value of
       investment securities                           181,167,903
                                                    --------------
NET ASSETS                                          $1,102,359,744
                                                    --------------
*Cost of investments                                $  931,733,703
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $  9,781,721
      Interest income                                    302,101
      Foreign taxes withheld (Note A)                    (36,691)
                                                    ------------
        Total income                                  10,047,131
                                                    ------------
    Expenses:
      Investment management fee (Note B)               3,417,910
      Custodian fees (Note B)                            171,129
      Trustees' fees and expenses                         32,310
      Auditing fees                                       22,974
      Legal fees                                          17,185
      Insurance expense                                   10,132
      Accounting fees                                      4,959
      Amortization of deferred organization and
       initial offering expenses (Note A)                  2,610
      Miscellaneous                                           45
                                                    ------------
        Total expenses                                 3,679,254
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (681)
                                                    ------------
        Total net expenses                             3,678,573
                                                    ------------
        Net investment income                          6,368,558
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                            140,566,202
    Change in net unrealized appreciation of
     investment securities                            30,173,889
                                                    ------------
        Net gain on investments                      170,740,091
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $177,108,649
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  6,368,558    $  23,865,245
    Net realized gain on investments       140,566,202       27,913,853
    Change in net unrealized
      appreciation of investments           30,173,889        4,713,050
                                          -----------------------------
    Net increase in net assets resulting
      from operations                      177,108,649       56,492,148
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               56,939,349      431,883,918
    Reductions                            (769,715,336)    (477,022,217)
                                          -----------------------------
    Net decrease in net assets resulting
      from transactions in investors'
      beneficial interests                (712,775,987)     (45,138,299)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS     (535,667,338)      11,353,849
NET ASSETS:
    Beginning of period                   1,638,027,082   1,626,673,233
                                          -----------------------------
    End of period                         $1,102,359,744  $1,638,027,082
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Partners Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Partners Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized on a straight-line basis over a five-year period. At June 30, 1999, the unamortized balance of such expenses amounted to $4,398.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Partners Investments
   Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At June 30, 1999, the value of the securities loaned and the value of the collateral were $18,518,537 and $18,888,907, respectively.
9) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan, Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $137 and $544.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1999, there were purchase and sale transactions (excluding short-term securities) of $786,333,765 and $1,485,869,856, respectively.
   During the six months ended June 30, 1999, brokerage commissions on securities transactions amounted to $2,319,278, of which Neuberger received $1,245,205, and other brokers received $1,074,073.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                                                  Period
                                                                                                   from
                                               Six                                                May 1,
                                             Months                                               1995(1)
                                              Ended                                                 to
                                            June 30,                                              December
                                              1999              Year Ended December 31,           31,
                                            (UNAUDITED)     1998          1997         1996        1995
                                            -------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)                              .53%(3)        .52%          .54%        .60%       .67%(3)
                                            -------------------------------------------------------------
  Net Expenses                                   .53%(3)        .52%          .54%        .60%       .67%(3)
                                            -------------------------------------------------------------
  Net Investment Income                          .92%(3)       1.37%          .92%        .95%      1.34%(3)
                                            -------------------------------------------------------------
Portfolio Turnover Rate                           57%           148%          106%        118%        98%
                                            -------------------------------------------------------------
Net Assets, End of Period (in millions)     $1,102.4       $1,638.0      $1,626.7      $679.4     $142.4
                                            -------------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.